Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.6%
		Argentina: 1.9%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$493,025	0.5
750,000	(1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	776,572	0.7
1,100,000	(1)	YPF SA, 8.500%, 06/27/2029	767,168	0.7
			2,036,765	1.9

		Brazil: 9.0%
550,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	585,876	0.5
350,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	347,034	0.3
675,000	(1)	CSN Resources SA, 4.625%, 06/10/2031	643,231	0.6
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	280,565	0.3
675,000	(1)	Hidrovias International Finance SARL, 4.950%, 02/08/2031	617,429	0.6
650,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	624,991	0.6
550,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	516,189	0.5
950,000	(1)	JBS Finance Luxembourg Sarl, 3.625%, 01/15/2032	955,215	0.9
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	744,450	0.7
350,000		MercadoLibre, Inc., 2.375%, 01/14/2026	340,748	0.3
600,000		MercadoLibre, Inc., 3.125%, 01/14/2031	567,867	0.5
475,000	(1),(3)	Minerva Luxembourg SA, 4.375%, 03/18/2031	452,592	0.4
300,000	(1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	320,292	0.3
700,000	(1),(3)	Natura Cosmeticos SA, 4.125%, 05/03/2028	688,009	0.6
700,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	742,532	0.7
750,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	844,125	0.8
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	380,483	0.4
			9,651,628	9.0

		Chile: 6.0%
900,000	(1)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	889,758	0.8
525,000	(1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	523,477	0.5
600,000	(1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	641,361	0.6
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	232,580	0.2
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	714,167	0.7
400,000	(1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	381,754	0.4
250,000	(1)	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/2030	228,485	0.2
765,000	(1)	Falabella SA, 3.375%, 01/15/2032	758,448	0.7
575,000	(1)	Inversiones CMPC SA, 3.000%, 04/06/2031	564,331	0.5
500,000	(1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	495,758	0.5
1,000,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	1,021,495	0.9
			6,451,614	6.0

		China: 3.6%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,637,286	1.5
350,000		China Evergrande Group, 8.750%, 06/28/2025	55,125	0.1
500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	571,466	0.5
600,000	(1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	597,059	0.6
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,009,172	0.9
			3,870,108	3.6

		Colombia: 6.6%
500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	517,600	0.5
350,000		Banco de Bogota SA, 4.375%, 08/03/2027	359,541	0.3
750,000	(2)	Bancolombia SA, 4.625%, 12/18/2029	751,136	0.7
500,000	(1)	Canacol Energy Ltd., 5.750%, 11/24/2028	498,297	0.5
250,000	(3)	Ecopetrol SA, 5.875%, 05/28/2045	239,491	0.2
700,000		Ecopetrol SA, 6.875%, 04/29/2030	782,576	0.7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Colombia: (continued)
625,000	(1)	Geopark Ltd., 5.500%, 01/17/2027	$602,994	0.6
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	605,415	0.6
450,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	467,152	0.4
600,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	597,300	0.6
500,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	491,488	0.5
600,000	(1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	564,843	0.5
500,000	(1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	551,945	0.5
			7,029,778	6.6

		Ghana: 0.7%
735,000	(1)	Tullow Oil PLC, 10.250%, 05/15/2026	743,596	0.7

		Hong Kong: 0.6%
600,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	607,486	0.6

		India: 6.1%
700,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	731,040	0.7
800,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	860,761	0.8
1,200,000	(1)	JSW Steel Ltd., 5.050%, 04/05/2032	1,182,534	1.1
525,000	(1),(2)	Network i2i Ltd., 3.975%, 12/31/2199	527,200	0.5
1,175,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	1,255,019	1.2
700,000	(1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	675,289	0.6
550,000	(1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	536,938	0.5
700,000	(1)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	743,718	0.7
			6,512,499	6.1

		Indonesia: 2.6%
1,100,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	1,098,350	1.0
800,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	818,315	0.8
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	587,560	0.5
250,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	267,072	0.3
			2,771,297	2.6

		Israel: 5.6%
1,000,000	(1)	Altice Financing SA, 5.750%, 08/15/2029	991,515	0.9
925,000		Bank Hapoalim, 3.255%, 01/21/2032	915,750	0.9
800,000	(1),(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	803,000	0.7
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	550,325	0.5
600,000	(1),(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	597,750	0.6
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,176,962	1.1
400,000	(3)	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	396,848	0.4
575,000	(3)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	564,679	0.5
			5,996,829	5.6

		Jamaica: 0.3%
288,000	(1)	Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.750%, 05/25/2024	295,862	0.3

		Kazakhstan: 1.9%
650,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	675,654	0.6
500,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	553,160	0.5
850,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	851,041	0.8
			2,079,855	1.9

		Kuwait: 2.4%
550,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	552,063	0.5
575,000		Equate Petrochemical BV, 4.250%, 11/03/2026	626,296	0.6
1,400,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,429,890	1.3
			2,608,249	2.4

		Macau: 1.4%
1,500,000	(1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,510,410	1.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Malaysia: 0.6%
650,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	$634,358	0.6

		Mexico: 7.5%
950,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	1,011,926	0.9
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	532,707	0.5
1,000,000	(1)	Braskem Idesa SAPI, 6.990%, 02/20/2032	1,005,400	0.9
350,000	(1),(2)	Cemex SAB de CV, 5.125%, 12/31/2199	362,861	0.3
850,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	913,984	0.9
200,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	220,440	0.2
1,000,000	(1),(3)	Credito Real SAB de CV SOFOM ER, 8.000%, 01/21/2028	601,430	0.6
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	518,190	0.5
500,000	(1),(3)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	547,717	0.5
800,000	(1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	788,652	0.7
625,000	(1),(3)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	696,322	0.7
600,000	(3)	Southern Copper Corp., 5.875%, 04/23/2045	825,081	0.8
			8,024,710	7.5

		Morocco: 0.6%
500,000		OCP SA, 6.875%, 04/25/2044	582,934	0.6

		Oman: 2.0%
950,000	(1)	OQ SAOC, 5.125%, 05/06/2028	968,180	0.9
550,000	(1)	Oryx Funding Ltd., 5.800%, 02/03/2031	583,283	0.5
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	228,426	0.2
350,000		Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	382,143	0.4
			2,162,032	2.0

		Panama: 3.0%
675,000	(1)	Aeropuerto Internacional de Tocumen SA, 4.000%, 08/11/2041	688,931	0.6
825,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	860,310	0.8
1,000,000		C&W Senior Financing DAC, 6.875%, 09/15/2027	1,041,040	1.0
600,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	603,705	0.6
			3,193,986	3.0

		Peru: 2.2%
500,000	(1)	Credicorp Ltd., 2.750%, 06/17/2025	505,210	0.5
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	564,528	0.5
650,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	644,439	0.6
650,000	(1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	627,143	0.6
			2,341,320	2.2

		Poland: 0.7%
785,000	(1)	Canpack SA / Canpack US LLC, 3.125%, 11/01/2025	785,828	0.7

		Qatar: 1.2%
650,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	653,983	0.6
650,000	(1)	Qatar Energy, 3.300%, 07/12/2051	671,467	0.6
			1,325,450	1.2

		Russia: 7.9%
1,000,000	(1),(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	1,004,433	0.9
1,050,000	(1)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	994,613	0.9
750,000	(1)	Evraz PLC, 5.250%, 04/02/2024	790,714	0.7
800,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	866,980	0.8
800,000	(1),(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	818,126	0.8
600,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	585,561	0.6
775,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	790,523	0.7
500,000	(1)	Phosagro OAO Via Phosagro Bond Funding DAC, 2.600%, 09/16/2028	486,720	0.5
550,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	562,790	0.5
500,000	(1),(2)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	502,300	0.5
1,000,000	(1)	VEON Holdings BV, 4.000%, 04/09/2025	1,021,660	1.0
			8,424,420	7.9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Saudi Arabia: 2.6%
400,000	(1)	Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	$397,240	0.4
275,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	277,125	0.2
1,400,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,364,895	1.3
600,000		Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	737,265	0.7
			2,776,525	2.6

		Singapore: 1.6%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	958,011	0.9
800,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	794,256	0.7
			1,752,267	1.6

		South Africa: 3.2%
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	487,620	0.5
600,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	594,469	0.5
875,000	(1)	Bidvest Group UK PLC/The, 3.625%, 09/23/2026	873,206	0.8
775,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	827,227	0.8
625,000		Sasol Financing USA LLC, 4.375%, 09/18/2026	629,619	0.6
			3,412,141	3.2

		South Korea: 2.9%
700,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	688,487	0.7
550,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	573,936	0.5
425,000	(1),(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	420,081	0.4
700,000	(1)	SK Hynix, Inc., 2.375%, 01/19/2031	674,504	0.6
725,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	778,232	0.7
			3,135,240	2.9

		Thailand: 2.3%
500,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	570,484	0.5
800,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	831,224	0.8
1,000,000	(1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	1,054,430	1.0
			2,456,138	2.3

		Turkey: 3.6%
775,000	(1)	Akbank TAS, 6.800%, 02/06/2026	751,587	0.7
550,000	(1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	559,289	0.5
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	536,212	0.5
700,000	(1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	716,100	0.7
700,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	658,431	0.6
700,000	(1),(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	679,819	0.6
			3,901,438	3.6

		Ukraine: 0.7%
750,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	711,000	0.7

		United Arab Emirates: 3.0%
850,000	(1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	842,477	0.8
700,000		DP World Ltd., 6.850%, 07/02/2037	923,663	0.8
525,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	515,805	0.5
400,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	399,057	0.4
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	533,000	0.5
			3,214,002	3.0

		Zambia: 0.3%
350,000	(1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	354,471	0.3

	Total Corporate Bonds/Notes
	(Cost $99,858,085)		101,354,236	94.6

SOVEREIGN BONDS: 1.2%
		Egypt: 0.4%
400,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	397,727	0.4

		Ghana: 0.4%
550,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	465,544	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/2027	$400,298	0.4

	Total Sovereign Bonds
	(Cost $1,350,000)	1,263,569	1.2

	Total Long-Term Investments
	(Cost $101,208,085)	102,617,805	95.8

SHORT-TERM INVESTMENTS: 6.4%
	Repurchase Agreements: 3.6%
1,000,000	(4) Bank of America Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 1.000%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/28-01/01/61)	1,000,000	0.9
852,798	(4) Citigroup, Inc., Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $852,802, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $869,854, due 02/15/22-12/20/51)	852,798	0.8
1,000,000	(4) Daiwa Capital Markets, Repurchase Agreement dated 12/31/21, 0.04%, due 01/03/22 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 02/10/22-01/01/52)	1,000,000	0.9
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 05/15/22-12/01/51)	1,000,000	1.0

	Total Repurchase Agreements
	(Cost $3,852,798)	3,852,798	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
3,024,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $3,024,000)	3,024,000	2.8

	Total Short-Term Investments
	(Cost $6,876,798)	6,876,798	6.4

	Total Investments in Securities (Cost $108,084,883)	$109,494,603	102.2
	Liabilities in Excess of Other Assets	(2,385,423)	(2.2)
	Net Assets	$107,109,180	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2021.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financial	20.1%
Energy	18.7
Basic Materials	16.5
Communications	10.3
Consumer, Non-cyclical	8.9
Utilities	7.7
Industrial	6.5
Consumer, Cyclical	5.3
Sovereign Bonds	1.2
Technology	0.6
Short-Term Investments	6.4
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$101,354,236	$–	$101,354,236
Sovereign Bonds	–	1,263,569	–	1,263,569
Short-Term Investments	3,024,000	3,852,798	–	6,876,798
Total Investments, at fair value	$3,024,000	$106,470,603	$–	$109,494,603
Other Financial Instruments+
Futures	42,693	–	–	42,693
Total Assets	$3,066,693	$106,470,603	$–	$109,537,296
Liabilities Table
Other Financial Instruments+
Futures	$(266,716)	$–	$–	$(266,716)
Total Liabilities	$(266,716)	$–	$–	$(266,716)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2021, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	51	03/31/22	$11,126,766	$(6,571)
U.S. Treasury 5-Year Note	58	03/31/22	7,016,641	29,389
U.S. Treasury Long Bond	3	03/22/22	481,312	(5,631)
U.S. Treasury Ultra Long Bond	4	03/22/22	788,500	13,304
			$19,413,219	$30,491
Short Contracts:
U.S. Treasury 10-Year Note	(67)	03/22/22	(8,741,406)	(100,635)
U.S. Treasury Ultra 10-Year Note	(60)	03/22/22	(8,786,250)	(153,879)
			$(17,527,656)	$(254,514)

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $108,429,912.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,002,595
Gross Unrealized Depreciation	(2,161,927)
Net Unrealized Appreciation	$840,668